Performance Management - Government Money Market Funds-Capital Class	Jan. 31, 2026
Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.32% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.88
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[1]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Capital Class	4/30/2026	4.18%	3.14%	2.07%
[1]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Government Money Market Fund | Capital
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Capital Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.88
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.32% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.88
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[2]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Capital Class	4/30/2026	4.16%	3.13%	2.06%
[2]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Treasury Plus Money Market Fund | Capital
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Capital Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.88
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
100% Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.33% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.87%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[3]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Capital Class	4/30/2026	4.16%	3.11%	2.04%
[3]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
100% Treasury Money Market Fund | Capital
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Capital Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.87%
Bar Chart, Year to Date Return	0.87%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021

[1]
1.	Historical performance shown for the Capital Class shares prior to their inception reflects the performance of the Select Class shares and is not adjusted to reflect Capital Class expenses. If these expenses had been included, returns for Capital Class shares would be higher. The Select Class annual returns are substantially similar to what the Capital Class annual returns would be because the Select Class and Capital Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

[2]
1.	Historical performance shown for the Capital Class shares prior to their inception reflects the performance of the Select Class shares and is not adjusted to reflect Capital Class expenses. If these expenses had been included, returns for Capital Class shares would be higher. The Select Class annual returns are substantially similar to what the Capital Class annual returns would be because the Select Class and Capital Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

[3]
1.	Historical performance shown for the Capital Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect Capital Class expenses. If these expenses had been included, returns for Capital Class shares would be higher. The Institutional Class annual returns are substantially similar to what the Capital Class annual returns would be because the Institutional Class and Capital Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.